UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Brian C. Janssen

New World Fund, Inc.

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New World Fund® Semi-annual report for the six months ended April 30, 2020

Capturing the
growth potential
of developing
economies

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The fund’s investment objective is long-term capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds®, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–17.78%	0.63%	2.76%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.03% for Class A shares as of the prospectus dated January 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are New World Fund’s results for the six months ended April 30, 2020. Also shown are the results of its primary and secondary benchmarks and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/newfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended April 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 6/17/99)

New World Fund (Class A shares)	–9.66%	–6.44%	3.27%	4.32%	7.17%
MSCI ACWI (All Country World Index)	–7.68	–4.96	4.37	6.94	4.37
MSCI EM (Emerging Markets) Index	–10.50	–12.00	–0.10	1.45	6.37
J.P. Morgan Emerging Markets Bond Index Global Diversified	–10.08	–4.97	2.94	5.08	—

MSCI ACWI is the fund’s primary benchmark. Because New World Fund invests in companies based in both the developed and developing worlds as well as emerging markets bonds, it also uses the MSCI EM Index and J.P. Morgan Emerging Markets Bond Index Global Diversified as secondary benchmarks. MSCI ACWI and MSCI EM Index results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. Source: MSCI. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates, who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

New World Fund	1

Summary investment portfolio April 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	22.79%
China	15.29
Eurozone*	11.29
India	7.41
Brazil	7.08
Japan	4.79
Hong Kong	3.73
United Kingdom	2.68
Switzerland	2.40
Other countries	15.57
Short-term securities & other assets less liabilities	6.97
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands and Spain.

Common stocks 88.15%	Shares	Value (000)
Information technology 17.14%
Microsoft Corp.	5,751,900	$1,030,798
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	56,909,500	571,910
Mastercard Inc., Class A	1,883,700	517,961
PagSeguro Digital Ltd., Class A2	15,608,872	395,373
Keyence Corp.[1]	1,057,500	379,922
ASML Holding NV1	1,109,255	329,503
Adobe Inc.[2]	920,500	325,526
PayPal Holdings, Inc.[2]	2,601,700	320,009
Visa Inc., Class A	1,697,200	303,324
Broadcom Inc.	1,054,700	286,478
StoneCo Ltd., Class A2,3	8,585,990	226,498
Samsung Electronics Co., Ltd.[1]	4,206,694	173,346
Other securities		1,604,046
		6,464,694

2	New World Fund

	Shares	Value (000)
Consumer discretionary 12.95%
Alibaba Group Holding Ltd.[1,2]	14,493,678	$367,285
Alibaba Group Holding Ltd. (ADR)[2]	1,687,323	341,970
MercadoLibre, Inc.[2]	808,200	471,593
LVMH Moët Hennessy-Louis Vuitton SE1	786,607	304,251
Delivery Hero SE1,2	3,286,655	276,943
Naspers Ltd., Class N1	1,751,063	273,885
Meituan Dianping, Class B1,2	13,254,560	176,072
Hermès International[1]	233,786	171,266
EssilorLuxottica[1]	1,383,200	170,954
Other securities		2,330,793
		4,885,012

Health care 11.72%
Thermo Fisher Scientific Inc.	1,138,120	380,906
AstraZeneca PLC[1]	3,091,700	324,333
Zai Lab Ltd. (ADR)[2,4]	4,028,500	252,668
Abbott Laboratories	2,728,500	251,268
Notre Dame Intermedica Participacoes SA	19,307,910	194,609
BioMarin Pharmaceutical Inc.[2]	2,044,213	188,109
Carl Zeiss Meditec AG, non-registered shares[1,2]	1,719,380	169,692
Other securities		2,658,190
		4,419,775

Financials 11.36%
Kotak Mahindra Bank Ltd.[1]	36,123,965	648,999
AIA Group Ltd.[1]	56,081,600	510,480
HDFC Bank Ltd.[1]	31,192,941	412,088
HDFC Bank Ltd. (ADR)	984,400	42,674
B3 SA - Brasil, Bolsa, Balcao	38,891,500	274,777
Sberbank of Russia PJSC (ADR)[1]	19,141,025	203,779
Capitec Bank Holdings Ltd.[1]	3,626,275	176,200
Other securities		2,013,051
		4,282,048

Communication services 9.07%
Tencent Holdings Ltd.[1]	15,478,200	821,167
Alphabet Inc., Class C2	377,661	509,337
Alphabet Inc., Class A2	77,800	104,773
Facebook, Inc., Class A2	2,781,400	569,380
Sea Ltd., Class A (ADR)[2]	4,107,224	228,279
América Móvil, SAB de CV, Series L (ADR)	16,091,786	193,745
América Móvil, SAB de CV, Series L3	3,967,600	2,404
Netflix, Inc.[2]	424,900	178,394
Other securities		811,004
		3,418,483

Consumer staples 6.62%
Kweichow Moutai Co., Ltd., Class A1	3,260,452	576,947
Nestlé SA1	2,753,296	290,847
Other securities		1,629,007
		2,496,801

New World Fund	3

Common stocks (continued)	Shares	Value (000)
Materials 6.05%
Vale SA, ordinary nominative	14,303,562	$117,997
Vale SA, ordinary nominative (ADR)	13,650,364	112,616
Other securities		2,049,859
		2,280,472

Industrials 5.49%
Shanghai International Airport Co., Ltd., Class A1	32,985,788	325,640
Airbus SE, non-registered shares[1,2]	3,295,297	209,495
CCR SA, ordinary nominative	75,904,782	172,387
Other securities		1,360,936
		2,068,458

Energy 3.57%
Reliance Industries Ltd.[1]	34,857,114	676,335
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	52,105,598	360,050
Other securities		309,240
		1,345,625

Utilities 2.18%
China Gas Holdings Ltd.[1]	76,146,266	277,951
ENN Energy Holdings Ltd.[1]	20,940,300	232,756
Other securities		311,990
		822,697

Real estate 2.00%
ESR Cayman Ltd.[1,2]	83,015,421	182,216
Other securities		571,326
		753,542

Total common stocks (cost: $27,221,413,000)		33,237,607

Preferred securities 0.84%
Energy 0.12%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	3,451,500	23,021
Petróleo Brasileiro SA (Petrobras), preferred nominative	6,797,200	22,562
		45,583

Other 0.72%
Other securities		271,257

Total preferred securities (cost: $370,696,000)		316,840

Rights & warrants 0.59%
Other 0.59%
Other securities		222,399

Total rights & warrants (cost: $124,632,000)		222,399

4	New World Fund

Bonds, notes & other debt instruments 3.45%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.12%
Other securities		$1,178,054

Corporate bonds & notes 0.33%
Tencent Holdings Ltd. 3.975% 2029	$6,300	7,113
Other securities		115,980
		123,093

Total bonds, notes & other debt instruments (cost: $1,469,448,000)		1,301,147

Short-term securities 6.76%	Shares
Money market investments 6.76%
Capital Group Central Cash Fund 0.52%[5]	25,314,266	2,532,186
RBC U.S. Government Money Market Fund 0.21%[5,6]	7,000,000	7,000
State Street Institutional U.S. Government Money Market Fund 0.22%[5,6]	5,000,000	5,000
Blackrock FedFund 0.21%[5,6]	2,000,000	2,000
Goldman Sachs Financial Square Government Fund 0.25%[5,6]	2,000,000	2,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.20%[5,6]	1,575,112	1,575
Fidelity Institutional Money Market Funds - Government Portfolio 0.16%[5,6]	800,000	800
		2,550,561

Total short-term securities (cost: $2,549,675,000)		2,550,561
Total investment securities 99.79% (cost: $31,735,864,000)		37,628,554
Other assets less liabilities 0.21%		78,572

Net assets 100.00%		$37,707,126

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $692,529,000, which represented 1.84% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2020 (000)
MYR70,687	USD16,276	JPMorgan Chase	5/4/2020	$158
USD16,403	MYR70,687	JPMorgan Chase	5/4/2020	(32)
USD25,189	CNH178,711	Standard Chartered Bank	6/5/2020	(36)
USD50,007	EUR45,310	Goldman Sachs	6/19/2020	302
EUR6,650	USD7,226	Morgan Stanley	6/19/2020	69

New World Fund	5

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2020 (000)
EUR930	USD1,054	UBS AG	6/19/2020	$(34)
EUR1,680	USD1,881	Citibank	6/19/2020	(38)
				$389

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.93%
Health care 0.86%
Zai Lab Ltd. (ADR)[2]	—	4,028,500	—	4,028,500
Hugel, Inc.[1,2]	193,597	34,200	—	227,797
Materials 0.07%
Loma Negra Compania Industrial Argentina SA (ADR)[2]	7,675,388	—	—	7,675,388
Energy 0.00%
Gulf Keystone Petroleum Ltd.[1,7]	14,566,135	—	14,566,135	—
Indus Gas Ltd.[1,2,7]	10,429,272	—	10,429,272	—
Energean Oil & Gas PLC[1,2,7]	9,900,000	—	9,900,000	—

	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Common stocks 0.93%
Health care 0.86%
Zai Lab Ltd. (ADR)[2]	$—	$53,727	$—	$252,668
Hugel, Inc.[1,2]	—	(36)	—	72,027
				324,695
Materials 0.07%
Loma Negra Compania Industrial Argentina SA (ADR)[2]	—	(17,884)	—	27,785
Energy 0.00%
Gulf Keystone Petroleum Ltd.[1,7]	(75,019)	64,929	—	—
Indus Gas Ltd.[1,2,7]	(140,818)	107,645	—	—
Energean Oil & Gas PLC[1,2,7]	51,859	(50,580)	—	—
				—
Total common stocks				352,480
Total 0.93%	$(163,978)	$157,801	$—	$352,480

6	New World Fund

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Other securities,” was $20,344,975,000, which represented 53.96% of the net assets of the fund. This amount includes $20,078,706,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $18,173,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Rate represents the seven-day yield at 4/30/2020.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Unaffiliated issuer at 4/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CNH = Chinese yuan renminbi
EUR = Euros

MYR = Malaysian ringgits
USD/$ = U.S. dollars

See notes to financial statements.

New World Fund	7

Financial statements

Statement of assets and liabilities at April 30, 2020	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $31,380,734)	$37,276,074
Affiliated issuers (cost: $355,130)	352,480	$37,628,554
Cash		18,191
Cash denominated in currencies other than U.S. dollars (cost: $41,508)		41,554
Unrealized appreciation on open forward currency contracts		529
Receivables for:
Sales of investments	97,070
Sales of fund’s shares	65,814
Dividends and interest	85,136
Securities lending income	24	248,044
		37,936,872
Liabilities:
Collateral for securities on loan		18,375
Unrealized depreciation on open forward currency contracts		140
Payables for:
Purchases of investments	130,712
Repurchases of fund’s shares	44,673
Investment advisory services	15,502
Services provided by related parties	4,754
Directors’ deferred compensation	2,446
Non-U.S. taxes	10,286
Other	2,858	211,231
Net assets at April 30, 2020		$37,707,126

Net assets consist of:
Capital paid in on shares of capital stock		$32,269,506
Total distributable earnings		5,437,620
Net assets at April 30, 2020		$37,707,126

See notes to financial statements.

8	New World Fund

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,
$.01 par value (627,236 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$11,166,994	185,344		$60.25
Class C	569,628	9,806		58.09
Class T	11	—	*	60.17
Class F-1	1,002,478	16,752		59.84
Class F-2	11,311,589	188,202		60.10
Class F-3	4,076,233	67,602		60.30
Class 529-A	776,923	13,014		59.70
Class 529-C	95,025	1,631		58.25
Class 529-E	33,267	562		59.25
Class 529-T	11	—	*	60.16
Class 529-F-1	80,069	1,343		59.64
Class R-1	21,622	371		58.25
Class R-2	251,519	4,321		58.21
Class R-2E	30,059	506		59.39
Class R-3	499,778	8,422		59.34
Class R-4	678,723	11,335		59.88
Class R-5E	42,806	718		59.64
Class R-5	267,017	4,418		60.44
Class R-6	6,803,374	112,889		60.27

*	Amount less than one thousand.

See notes to financial statements.

New World Fund	9

Statement of operations for the six months ended April 30, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $17,874)	$238,833
Interest (net of non-U.S. taxes of $175)	49,574
Securities lending income (net of fees)	528	$288,935
Fees and expenses*:
Investment advisory services	106,978
Distribution services	25,256
Transfer agent services	22,264
Administrative services	6,160
Reports to shareholders	1,960
Registration statement and prospectus	856
Directors’ compensation	(128)
Auditing and legal	362
Custodian	4,227
State and local taxes	1
Other	744	168,680
Net investment income		120,255

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $243):
Unaffiliated issuers	(164,678)
Affiliated issuers	(163,978)
Forward currency contracts	659
Currency transactions	(9,442)	(337,439)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $7,263):
Unaffiliated issuers	(4,087,973)
Affiliated issuers	157,801
Forward currency contracts	527
Currency translations	(9,270)	(3,938,915)
Net realized loss and unrealized depreciation		(4,276,354)

Net decrease in net assets resulting from operations		$(4,156,099)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	New World Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2020*	Year ended October 31, 2019
Operations:
Net investment income	$120,255	$469,098
Net realized (loss) gain	(337,439)	1,135,289
Net unrealized (depreciation) appreciation	(3,938,915)	4,971,643
Net (decrease) increase in net assets resulting from operations	(4,156,099)	6,576,030

Distributions paid to shareholders	(1,641,032)	(786,789)

Net capital share transactions	1,733,998	2,525,661

Total (decrease) increase in net assets	(4,063,133)	8,314,902

Net assets:
Beginning of period	41,770,259	33,455,357
End of period	$37,707,126	$41,770,259

*	Unaudited.

See notes to financial statements.

New World Fund	11

Notes to financial statements	unaudited

1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	New World Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

New World Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

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appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,272,253	$2,192,441	$—	$6,464,694
Consumer discretionary	1,484,159	3,400,853	—	4,885,012
Health care	2,026,893	2,392,744	138	4,419,775
Financials	849,279	3,432,769	—	4,282,048
Communication services	2,222,900	1,195,583	—	3,418,483
Consumer staples	397,783	2,099,018	—	2,496,801
Materials	858,680	1,421,792	—	2,280,472
Industrials	453,545	1,614,913	—	2,068,458
Energy	441,821	903,804	—	1,345,625
Utilities	111,701	710,996	—	822,697
Real estate	174,472	579,070	—	753,542
Preferred securities	138,385	178,455	—	316,840
Rights & warrants	—	222,399	—	222,399
Bonds, notes & other debt instruments	—	1,301,147	—	1,301,147
Short-term securities	2,550,561	—	—	2,550,561
Total	$15,982,432	$21,645,984	$138	$37,628,554

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$529	$—	$529
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(140)	—	(140)
Total	$—	$389	$—	$389

*	Forward currency contracts are not included in the investment portfolio.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

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Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may

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reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2020, the total value of securities on loan was $18,173,000, and the total value of collateral received was $19,296,000. Collateral received includes cash of $18,375,000 and U.S. government securities of $921,000. Investment securities purchased from cash collateral of $18,375,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open

20	New World Fund

forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $79,824,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$529	Unrealized depreciation on open forward currency contracts	$140

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$659	Net unrealized appreciation on forward currency contracts	$527

Collateral — The fund participates in a collateral program due to securities lending and its use of forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

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The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Goldman Sachs	$302	$—	$—	$(302)	$—
JPMorgan Chase	158	(32)	(126)	—	—
Morgan Stanley	69	—	—	—	69
Total	$529	$(32)	$(126)	$(302)	$69
Liabilities:
Citibank	$38	$—	$—	$—	$38
JPMorgan Chase	32	(32)	—	—	—
Standard Chartered Bank	36	—	—	—	36
UBS AG	34	—	—	—	34
Total	$140	$(32)	$—	$—	$108

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains

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realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$478,100
Undistributed long-term capital gains	1,118,711

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$8,541,204
Gross unrealized depreciation on investments	(2,821,287)
Net unrealized appreciation on investments	5,719,917
Cost of investments	31,909,026

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Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$137,417		$342,582		$479,999		$110,855		$135,573		$246,428
Class C	1,977		18,974		20,951		691		8,708		9,399
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	12,960		31,643		44,603		9,446		12,232		21,678
Class F-2	169,638		331,050		500,688		123,476		112,557		236,033
Class F-3	64,294		117,206		181,500		42,105		35,996		78,101
Class 529-A	9,092		23,630		32,722		7,273		9,507		16,780
Class 529-C	286		3,124		3,410		54		1,430		1,484
Class 529-E	322		1,026		1,348		244		429		673
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,082		2,306		3,388		909		886		1,795
Class R-1	89		783		872		29		343		372
Class R-2	1,265		8,303		9,568		466		3,473		3,939
Class R-2E	250		896		1,146		146		311		457
Class R-3	4,849		16,244		21,093		3,775		7,049		10,824
Class R-4	8,945		21,514		30,459		7,817		9,113		16,930
Class R-5E	536		1,053		1,589		223		205		428
Class R-5	4,230		8,061		12,291		5,420		4,708		10,128
Class R-6	105,024		190,381		295,405		71,021		60,319		131,340
Total	$522,256		$1,118,776		$1,641,032		$383,950		$402,839		$786,789

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.477% on such assets in excess of $44 billion. For the six months ended April 30, 2020, the investment advisory services fee was $106,978,000, which was equivalent to an annualized rate of 0.521% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also

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include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended April 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,320	$10,885		$1,870		Not applicable
Class C	3,248	578		99		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,435	840		173		Not applicable
Class F-2	Not applicable	7,161		1,830		Not applicable
Class F-3	Not applicable	231		654		Not applicable
Class 529-A	940	686		128		$269
Class 529-C	527	88		16		34
Class 529-E	90	14		6		11
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	68		13		27
Class R-1	133	24		4		Not applicable
Class R-2	1,071	534		43		Not applicable
Class R-2E	97	37		5		Not applicable
Class R-3	1,435	515		86		Not applicable
Class R-4	960	413		115		Not applicable
Class R-5E	Not applicable	32		6		Not applicable
Class R-5	Not applicable	78		44		Not applicable
Class R-6	Not applicable	80		1,068		Not applicable
Total class-specific expenses	$25,256	$22,264		$6,160		$341

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(128,000) in the fund’s statement of operations reflects $197,000 in current fees (either paid in cash or deferred) and a net decrease of $325,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

New World Fund	27

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $236,667,000 and $351,161,000, respectively, which generated $40,687,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2020.

28	New World Fund

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$521,291	7,930	$472,019		6,717		$(1,061,429)	(16,834)	$(68,119)	(2,187)
Class C	41,323	645	20,812		306		(105,236)	(1,695)	(43,101)	(744)
Class T	—	—	—		—		—	—	—	—
Class F-1	196,859	3,041	43,926		629		(250,909)	(4,063)	(10,124)	(393)
Class F-2	2,344,330	36,609	483,003		6,897		(2,034,571)	(33,279)	792,762	10,227
Class F-3	755,606	11,646	177,744		2,531		(586,134)	(9,363)	347,216	4,814
Class 529-A	48,829	739	32,711		469		(71,719)	(1,106)	9,821	102
Class 529-C	6,038	94	3,409		50		(17,380)	(269)	(7,933)	(125)
Class 529-E	1,685	26	1,348		20		(3,009)	(47)	24	(1)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	11,102	174	3,381		49		(9,255)	(142)	5,228	81
Class R-1	2,603	41	863		13		(6,990)	(114)	(3,524)	(60)
Class R-2	32,705	519	9,554		140		(55,560)	(881)	(13,301)	(222)
Class R-2E	5,862	91	1,146		17		(5,175)	(82)	1,833	26
Class R-3	69,738	1,082	20,987		303		(120,176)	(1,881)	(29,451)	(496)
Class R-4	99,270	1,557	30,453		436		(186,262)	(2,818)	(56,539)	(825)
Class R-5E	15,736	242	1,588		23		(6,693)	(103)	10,631	162
Class R-5	36,314	555	12,226		174		(45,474)	(702)	3,066	27
Class R-6	1,061,711	16,384	289,164		4,120		(555,366)	(8,812)	795,509	11,692
Total net increase (decrease)	$5,251,002	81,375	$1,604,334		22,894		$(5,121,338)	(82,191)	$1,733,998	22,078

See end of table for footnotes.

New World Fund	29

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$984,863	15,458	$242,396		4,338		$(1,556,029)	(24,452)	$(328,770)	(4,656)
Class C	81,971	1,337	9,337		173		(214,094)	(3,468)	(122,786)	(1,958)
Class T	—	—	—		—		—	—	—	—
Class F-1	302,343	4,756	21,445		386		(333,484)	(5,251)	(9,696)	(109)
Class F-2	3,618,621	57,117	227,081		4,078		(2,461,394)	(39,083)	1,384,308	22,112
Class F-3	1,392,150	21,637	73,831		1,323		(696,670)	(10,922)	769,311	12,038
Class 529-A	84,991	1,344	16,772		303		(135,570)	(2,127)	(33,807)	(480)
Class 529-C	12,570	205	1,484		27		(32,388)	(523)	(18,334)	(291)
Class 529-E	3,560	57	672		12		(7,167)	(113)	(2,935)	(44)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	13,540	215	1,791		32		(14,581)	(230)	750	17
Class R-1	6,425	104	371		7		(10,776)	(174)	(3,980)	(63)
Class R-2	56,521	915	3,931		73		(85,132)	(1,384)	(24,680)	(396)
Class R-2E	10,945	173	457		8		(8,488)	(136)	2,914	45
Class R-3	136,068	2,168	10,786		196		(218,087)	(3,460)	(71,233)	(1,096)
Class R-4	200,473	3,167	16,928		305		(233,909)	(3,683)	(16,508)	(211)
Class R-5E	24,338	385	428		8		(7,220)	(112)	17,546	281
Class R-5	206,552	3,323	10,096		180		(237,132)	(3,599)	(20,484)	(96)
Class R-6	1,607,052	24,912	128,959		2,311		(731,966)	(11,624)	1,004,045	15,599
Total net increase (decrease)	$8,742,983	137,273	$766,765		13,760		$(6,984,087)	(110,341)	$2,525,661	40,692

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

30	New World Fund

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,411,177,000 and $9,093,819,000, respectively, during the six months ended April 30, 2020.

New World Fund	31

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2020[5,6]	$69.13	$.13	$(6.43)	$(6.30)
10/31/2019	59.37	.69	10.36	11.05
10/31/2018	66.29	.66	(6.31)	(5.65)
10/31/2017	53.67	.55	12.55	13.10
10/31/2016	51.37	.52	2.08	2.60
10/31/2015	59.28	.49	(5.28)	(4.79)
Class C:
4/30/2020[5,6]	66.46	(.11)	(6.23)	(6.34)
10/31/2019	57.02	.19	10.02	10.21
10/31/2018	63.75	.13	(6.07)	(5.94)
10/31/2017	51.60	.08	12.12	12.20
10/31/2016	49.48	.10	2.02	2.12
10/31/2015	57.18	.04	(5.09)	(5.05)
Class T:
4/30/2020[5,6]	69.12	.20	(6.41)	(6.21)
10/31/2019	59.39	.82	10.35	11.17
10/31/2018	66.35	.78	(6.32)	(5.54)
10/31/2017[5,11]	57.00	.44	8.91	9.35
Class F-1:
4/30/2020[5,6]	68.68	.14	(6.39)	(6.25)
10/31/2019	58.95	.69	10.30	10.99
10/31/2018	65.85	.65	(6.27)	(5.62)
10/31/2017	53.31	.56	12.46	13.02
10/31/2016	51.03	.50	2.10	2.60
10/31/2015	58.83	.49	(5.24)	(4.75)
Class F-2:
4/30/2020[5,6]	69.06	.23	(6.41)	(6.18)
10/31/2019	59.35	.88	10.32	11.20
10/31/2018	66.27	.85	(6.32)	(5.47)
10/31/2017	53.69	.71	12.53	13.24
10/31/2016	51.39	.71	2.06	2.77
10/31/2015	59.34	.64	(5.28)	(4.64)
Class F-3:
4/30/2020[5,6]	69.30	.27	(6.42)	(6.15)
10/31/2019	59.54	.96	10.34	11.30
10/31/2018	66.49	.91	(6.34)	(5.43)
10/31/2017[5,12]	54.47	.65	11.37	12.02

32	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$(.74)	$(1.84)	$(2.58)	$60.25	(9.66)%[7]	$11,167		1.01%[8]		1.01%[8]		.40%[8]
(.58)	(.71)	(1.29)	69.13	19.15	12,964		1.02		1.02		1.07
(.63)	(.64)	(1.27)	59.37	(8.73)	11,410		.99		.99		1.00
(.48)	—	(.48)	66.29	24.66	13,022		1.04		1.04		.94
(.30)	—	(.30)	53.67	5.10	11,103		1.07		1.07		1.03
(.49)	(2.63)	(3.12)	51.37	(8.31)	11,532		1.04		1.04		.89

(.19)	(1.84)	(2.03)	58.09	(9.98)[7]	570		1.75	[8]	1.75	[8]	(.35)[8]
(.06)	(.71)	(.77)	66.46	18.21	701		1.79		1.79		.30
(.15)	(.64)	(.79)	57.02	(9.45)	713		1.79		1.79		.20
(.05)	—	(.05)	63.75	23.68	851		1.84		1.84		.14
—	—	—	51.60	4.26	777		1.88		1.88		.21
(.02)	(2.63)	(2.65)	49.48	(9.04)	862		1.84		1.84		.08

(.90)	(1.84)	(2.74)	60.17	(9.55)[7,9]	—	[10]	.76	[8,9]	.76	[8,9]	.62	[8,9]
(.73)	(.71)	(1.44)	69.12	19.39 [9]	—	[10]	.78	[9]	.78	[9]	1.28	[9]
(.78)	(.64)	(1.42)	59.39	(8.57)[9]	—	[10]	.79	[9]	.79	[9]	1.18	[9]
—	—	—	66.35	16.40 [7,9]	—	[10]	.85	[8,9]	.85	[8,9]	1.27	[8,9]

(.75)	(1.84)	(2.59)	59.84	(9.64)[7]	1,002		.98	[8]	.98	[8]	.42	[8]
(.55)	(.71)	(1.26)	68.68	19.16	1,177		1.00		1.00		1.09
(.64)	(.64)	(1.28)	58.95	(8.75)	1,017		1.00		1.00		.98
(.48)	—	(.48)	65.85	24.69	1,407		1.02		1.02		.97
(.32)	—	(.32)	53.31	5.14	1,172		1.03		1.03		1.00
(.42)	(2.63)	(3.05)	51.03	(8.28)	1,594		1.02		1.02		.91

(.94)	(1.84)	(2.78)	60.10	(9.52)[7]	11,312		.71	[8]	.71	[8]	.70	[8]
(.78)	(.71)	(1.49)	69.06	19.49	12,291		.72		.72		1.37
(.81)	(.64)	(1.45)	59.35	(8.49)	9,250		.72		.72		1.28
(.66)	—	(.66)	66.27	25.02	8,100		.75		.75		1.22
(.47)	—	(.47)	53.69	5.45	6,392		.76		.76		1.39
(.68)	(2.63)	(3.31)	51.39	(8.05)	4,006		.76		.76		1.18

(1.01)	(1.84)	(2.85)	60.30	(9.46)[7]	4,076		.60	[8]	.60	[8]	.81	[8]
(.83)	(.71)	(1.54)	69.30	19.62	4,351		.62		.62		1.48
(.88)	(.64)	(1.52)	59.54	(8.40)	3,022		.63		.63		1.38
—	—	—	66.49	22.07 [7]	2,503		.65	[8]	.65	[8]	1.38	[8]

See end of table for footnotes.

New World Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2020[5,6]	$68.50	$.12	$(6.37)	$(6.25)
10/31/2019	58.83	.65	10.28	10.93
10/31/2018	65.72	.62	(6.26)	(5.64)
10/31/2017	53.22	.52	12.43	12.95
10/31/2016	50.93	.49	2.07	2.56
10/31/2015	58.81	.44	(5.23)	(4.79)
Class 529-C:
4/30/2020[5,6]	66.62	(.12)	(6.24)	(6.36)
10/31/2019	57.14	.16	10.06	10.22
10/31/2018	63.76	.09	(6.07)	(5.98)
10/31/2017	51.64	.06	12.12	12.18
10/31/2016	49.55	.09	2.00	2.09
10/31/2015	57.25	.01	(5.08)	(5.07)
Class 529-E:
4/30/2020[5,6]	67.94	.06	(6.33)	(6.27)
10/31/2019	58.32	.53	10.21	10.74
10/31/2018	65.17	.48	(6.21)	(5.73)
10/31/2017	52.78	.39	12.35	12.74
10/31/2016	50.50	.38	2.05	2.43
10/31/2015	58.32	.32	(5.19)	(4.87)
Class 529-T:
4/30/2020[5,6]	69.10	.19	(6.41)	(6.22)
10/31/2019	59.37	.79	10.35	11.14
10/31/2018	66.33	.75	(6.30)	(5.55)
10/31/2017[5,11]	57.00	.43	8.90	9.33
Class 529-F-1:
4/30/2020[5,6]	68.51	.19	(6.36)	(6.17)
10/31/2019	58.90	.80	10.25	11.05
10/31/2018	65.78	.76	(6.26)	(5.50)
10/31/2017	53.28	.64	12.43	13.07
10/31/2016	50.99	.59	2.07	2.66
10/31/2015	58.89	.56	(5.25)	(4.69)
Class R-1:
4/30/2020[5,6]	66.65	(.12)	(6.23)	(6.35)
10/31/2019	57.18	.19	10.05	10.24
10/31/2018	63.93	.14	(6.08)	(5.94)
10/31/2017	51.78	.09	12.15	12.24
10/31/2016	49.63	.13	2.02	2.15
10/31/2015	57.35	.06	(5.10)	(5.04)

34	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$(.71)	$(1.84)	$(2.55)	$59.70	(9.66)%[7]	$777		1.03%[8]		1.03%[8]		.37%[8]
(.55)	(.71)	(1.26)	68.50	19.08	884		1.06		1.06		1.03
(.61)	(.64)	(1.25)	58.83	(8.78)	788		1.05		1.05		.95
(.45)	—	(.45)	65.72	24.60	867		1.09		1.09		.89
(.27)	—	(.27)	53.22	5.05	709		1.13		1.13		.97
(.46)	(2.63)	(3.09)	50.93	(8.38)	709		1.11		1.11		.82

(.17)	(1.84)	(2.01)	58.25	(9.99)[7]	95		1.79	[8]	1.79	[8]	(.39)[8]
(.03)	(.71)	(.74)	66.62	18.18	117		1.82		1.82		.27
—	(.64)	(.64)	57.14	(9.49)	117		1.83		1.83		.14
(.06)	—	(.06)	63.76	23.61	173		1.88		1.88		.11
—	—	—	51.64	4.22	147		1.92		1.92		.18
—	(2.63)	(2.63)	49.55	(9.08)	151		1.90		1.90		.03

(.58)	(1.84)	(2.42)	59.25	(9.74)[7]	33		1.22	[8]	1.22	[8]	.18	[8]
(.41)	(.71)	(1.12)	67.94	18.86	38		1.26		1.26		.83
(.48)	(.64)	(1.12)	58.32	(8.98)	35		1.26		1.26		.73
(.35)	—	(.35)	65.17	24.34	41		1.30		1.30		.68
(.15)	—	(.15)	52.78	4.84	33		1.34		1.34		.76
(.32)	(2.63)	(2.95)	50.50	(8.57)	33		1.33		1.33		.60

(.88)	(1.84)	(2.72)	60.16	(9.57)[7,9]	—	[10]	.80	[8,9]	.80	[8,9]	.59	[8,9]
(.70)	(.71)	(1.41)	69.10	19.34 [9]	—	[10]	.82	[9]	.82	[9]	1.24	[9]
(.77)	(.64)	(1.41)	59.37	(8.60)[9]	—	[10]	.83	[9]	.83	[9]	1.14	[9]
—	—	—	66.33	16.37 [7,9]	—	[10]	.89	[8,9]	.89	[8,9]	1.23	[8,9]

(.86)	(1.84)	(2.70)	59.64	(9.57)[7]	80		.81	[8]	.81	[8]	.60	[8]
(.73)	(.71)	(1.44)	68.51	19.36	86		.84		.84		1.25
(.74)	(.64)	(1.38)	58.90	(8.58)	73		.83		.83		1.15
(.57)	—	(.57)	65.78	24.85	58		.88		.88		1.10
(.37)	—	(.37)	53.28	5.28	44		.93		.93		1.17
(.58)	(2.63)	(3.21)	50.99	(8.19)	44		.90		.90		1.03

(.21)	(1.84)	(2.05)	58.25	(9.97)[7]	22		1.76	[8]	1.76	[8]	(.36)[8]
(.06)	(.71)	(.77)	66.65	18.23	29		1.78		1.78		.31
(.17)	(.64)	(.81)	57.18	(9.44)	28		1.77		1.77		.22
(.09)	—	(.09)	63.93	23.68	32		1.82		1.82		.15
—	—	—	51.78	4.33	29		1.83		1.83		.26
(.05)	(2.63)	(2.68)	49.63	(9.02)	30		1.81		1.81		.12

See end of table for footnotes.

New World Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2020[5,6]	$66.67	$(.10)		$(6.24)	$(6.34)
10/31/2019	57.19	.23		10.06	10.29
10/31/2018	63.96	.17		(6.09)	(5.92)
10/31/2017	51.79	.14		12.16	12.30
10/31/2016	49.63	.15		2.01	2.16
10/31/2015	57.33	.08		(5.10)	(5.02)
Class R-2E:
4/30/2020[5,6]	68.10	—	[13]	(6.36)	(6.36)
10/31/2019	58.48	.42		10.24	10.66
10/31/2018	65.48	.37		(6.22)	(5.85)
10/31/2017	53.25	.33		12.39	12.72
10/31/2016	51.02	.43		1.99	2.42
10/31/2015	59.26	.33		(5.27)	(4.94)
Class R-3:
4/30/2020[5,6]	68.03	.04		(6.34)	(6.30)
10/31/2019	58.39	.52		10.21	10.73
10/31/2018	65.26	.47		(6.21)	(5.74)
10/31/2017	52.87	.40		12.36	12.76
10/31/2016	50.60	.39		2.05	2.44
10/31/2015	58.44	.33		(5.20)	(4.87)
Class R-4:
4/30/2020[5,6]	68.72	.15		(6.39)	(6.24)
10/31/2019	59.03	.72		10.29	11.01
10/31/2018	65.95	.68		(6.28)	(5.60)
10/31/2017	53.45	.58		12.47	13.05
10/31/2016	51.15	.56		2.07	2.63
10/31/2015	59.06	.51		(5.26)	(4.75)
Class R-5E:
4/30/2020[5,6]	68.56	.22		(6.36)	(6.14)
10/31/2019	58.94	.86		10.25	11.11
10/31/2018	65.92	.86		(6.32)	(5.46)
10/31/2017	53.51	.73		12.39	13.12
10/31/2016[5,14]	51.81	.59		1.64	2.23
Class R-5:
4/30/2020[5,6]	69.43	.25		(6.44)	(6.19)
10/31/2019	59.67	.89		10.40	11.29
10/31/2018	66.60	.88		(6.35)	(5.47)
10/31/2017	53.92	.76		12.58	13.34
10/31/2016	51.61	.71		2.09	2.80
10/31/2015	59.56	.68		(5.31)	(4.63)

36	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$(.28)	$(1.84)	$(2.12)	$58.21	(9.97)%[7]		$251		1.71%[8]		1.71%[8]		(.31)%[8]
(.10)	(.71)	(.81)	66.67	18.32		303		1.72		1.72		.37
(.21)	(.64)	(.85)	57.19	(9.41)		283		1.72		1.72		.27
(.13)	—	(.13)	63.96	23.82		349		1.73		1.73		.25
—	—	—	51.79	4.35		311		1.79		1.79		.31
(.05)	(2.63)	(2.68)	49.63	(8.98)		313		1.78		1.78		.15

(.51)	(1.84)	(2.35)	59.39	(9.83)[7]		30		1.42	[8]	1.42	[8]	(.01)[8]
(.33)	(.71)	(1.04)	68.10	18.66		33		1.43		1.43		.66
(.51)	(.64)	(1.15)	58.48	(9.13)		25		1.43		1.43		.57
(.49)	—	(.49)	65.48	24.16		23		1.44		1.44		.56
(.19)	—	(.19)	53.25	4.76		6		1.45		1.45		.84
(.67)	(2.63)	(3.30)	51.02	(8.59	)9	—	[10]	1.36	[9]	1.36	[9]	.60	[9]

(.55)	(1.84)	(2.39)	59.34	(9.77)[7]		500		1.27	[8]	1.27	[8]	.13	[8]
(.38)	(.71)	(1.09)	68.03	18.83		607		1.28		1.28		.82
(.49)	(.64)	(1.13)	58.39	(8.99)		585		1.28		1.28		.71
(.37)	—	(.37)	65.26	24.35		691		1.30		1.30		.69
(.17)	—	(.17)	52.87	4.84		513		1.34		1.34		.78
(.34)	(2.63)	(2.97)	50.60	(8.57)		466		1.33		1.33		.61

(.76)	(1.84)	(2.60)	59.88	(9.62)[7]		679		.95	[8]	.95	[8]	.46	[8]
(.61)	(.71)	(1.32)	68.72	19.20		836		.97		.97		1.12
(.68)	(.64)	(1.32)	59.03	(8.70)		730		.97		.97		1.02
(.55)	—	(.55)	65.95	24.72		787		.98		.98		1.00
(.33)	—	(.33)	53.45	5.18		523		1.01		1.01		1.10
(.53)	(2.63)	(3.16)	51.15	(8.27)		456		1.00		1.00		.93

(.94)	(1.84)	(2.78)	59.64	(9.54)[7]		43		.74	[8]	.74	[8]	.67	[8]
(.78)	(.71)	(1.49)	68.56	19.46		38		.76		.76		1.34
(.88)	(.64)	(1.52)	58.94	(8.53)		16		.77		.77		1.33
(.71)	—	(.71)	65.92	24.93		2		.79		.79		1.21
(.53)	—	(.53)	53.51	4.37	[7]	—	[10]	.90	[8]	.89	[8]	1.24	[8]

(.96)	(1.84)	(2.80)	60.44	(9.49)[7]		267		.64	[8]	.64	[8]	.77	[8]
(.82)	(.71)	(1.53)	69.43	19.57		305		.67		.67		1.40
(.82)	(.64)	(1.46)	59.67	(8.45)		268		.67		.67		1.32
(.66)	—	(.66)	66.60	25.11		427		.68		.68		1.30
(.49)	—	(.49)	53.92	5.49		298		.71		.71		1.40
(.69)	(2.63)	(3.32)	51.61	(8.00)		419		.70		.70		1.24

See end of table for footnotes.

New World Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2020[5,6]	$69.27	$.27	$(6.42)	$(6.15)
10/31/2019	59.52	.95	10.35	11.30
10/31/2018	66.45	.92	(6.33)	(5.41)
10/31/2017	53.83	.79	12.54	13.33
10/31/2016	51.52	.76	2.07	2.83
10/31/2015	59.47	.70	(5.29)	(4.59)

	Six months ended	Year ended October 31,
	April 30, 2020[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[15]	24%	37%	36%	37%	30%	41%

See notes to financial statements.

38	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
$(1.01)	$(1.84)	$(2.85)	$60.27	(9.46)%[7]	$6,803	.59%[8]	.59%[8]	.82%[8]
(.84)	(.71)	(1.55)	69.27	19.62	7,010	.61	.61	1.48
(.88)	(.64)	(1.52)	59.52	(8.38)	5,095	.62	.62	1.39
(.71)	—	(.71)	66.45	25.16	4,217	.64	.64	1.34
(.52)	—	(.52)	53.83	5.56	2,661	.65	.65	1.48
(.73)	(2.63)	(3.36)	51.52	(7.94)	1,810	.65	.65	1.29

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

New World Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	New World Fund

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$903.45	$4.78	1.01%
Class A – assumed 5% return	1,000.00	1,019.84	5.07	1.01
Class C – actual return	1,000.00	900.16	8.27	1.75
Class C – assumed 5% return	1,000.00	1,016.16	8.77	1.75
Class T – actual return	1,000.00	904.54	3.60	.76
Class T – assumed 5% return	1,000.00	1,021.08	3.82	.76
Class F-1 – actual return	1,000.00	903.64	4.64	.98
Class F-1 – assumed 5% return	1,000.00	1,019.99	4.92	.98
Class F-2 – actual return	1,000.00	904.81	3.36	.71
Class F-2 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class F-3 – actual return	1,000.00	905.40	2.84	.60
Class F-3 – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 529-A – actual return	1,000.00	903.38	4.87	1.03
Class 529-A – assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class 529-C – actual return	1,000.00	900.14	8.46	1.79
Class 529-C – assumed 5% return	1,000.00	1,015.96	8.97	1.79
Class 529-E – actual return	1,000.00	902.56	5.77	1.22
Class 529-E – assumed 5% return	1,000.00	1,018.80	6.12	1.22
Class 529-T – actual return	1,000.00	904.33	3.79	.80
Class 529-T – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 529-F-1 – actual return	1,000.00	904.32	3.84	.81
Class 529-F-1 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class R-1 – actual return	1,000.00	900.25	8.32	1.76
Class R-1 – assumed 5% return	1,000.00	1,016.11	8.82	1.76
Class R-2 – actual return	1,000.00	900.28	8.08	1.71
Class R-2 – assumed 5% return	1,000.00	1,016.36	8.57	1.71
Class R-2E – actual return	1,000.00	901.66	6.71	1.42
Class R-2E – assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-3 – actual return	1,000.00	902.26	6.01	1.27
Class R-3 – assumed 5% return	1,000.00	1,018.55	6.37	1.27
Class R-4 – actual return	1,000.00	903.83	4.50	.95
Class R-4 – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class R-5E – actual return	1,000.00	904.62	3.50	.74
Class R-5E – assumed 5% return	1,000.00	1,021.18	3.72	.74
Class R-5 – actual return	1,000.00	905.15	3.03	.64
Class R-5 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-6 – actual return	1,000.00	905.44	2.80	.59
Class R-6 – assumed 5% return	1,000.00	1,021.93	2.97	.59

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

New World Fund	41

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

42	New World Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the Board’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles.

New World Fund	43

The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	New World Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

New World Fund	45

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New World Fund	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	New World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete April 30, 2020, portfolio of New World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New World Fund®

Investment portfolio
April 30, 2020
unaudited
Common stocks 88.15% Information technology 17.14%	Shares	Value (000)
Microsoft Corp.	5,751,900	$1,030,798
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	56,909,500	571,910
Mastercard Inc., Class A	1,883,700	517,961
PagSeguro Digital Ltd., Class A2	15,608,872	395,373
Keyence Corp.[1]	1,057,500	379,922
ASML Holding NV1	1,109,255	329,503
Adobe Inc.[2]	920,500	325,526
PayPal Holdings, Inc.[2]	2,601,700	320,009
Visa Inc., Class A	1,697,200	303,324
Broadcom Inc.	1,054,700	286,478
StoneCo Ltd., Class A2,3	8,585,990	226,498
Samsung Electronics Co., Ltd.[1]	4,206,694	173,346
Cree, Inc.[2]	3,046,700	131,404
Kingdee International Software Group Co. Ltd.[1]	83,185,699	119,256
Accenture PLC, Class A	559,000	103,521
Silergy Corp.[1]	2,562,000	101,845
EPAM Systems, Inc.[2]	312,600	69,050
QUALCOMM Inc.	825,000	64,903
Trimble Inc.[2]	1,865,400	64,599
Apple Inc.	212,100	62,315
Hexagon AB, Class B1,2	1,239,400	61,710
Edenred SA1	1,453,979	58,641
Tokyo Electron Ltd.[1]	273,700	57,901
FleetCor Technologies, Inc.[2]	238,000	57,417
Halma PLC[1]	2,046,600	53,932
Inphi Corp.[2]	535,000	51,649
TravelSky Technology Ltd., Class H1	27,261,500	47,293
Amphenol Corp., Class A	424,000	37,422
Nokia Corp.[1]	10,245,487	36,993
Autodesk, Inc.[2]	166,000	31,064
Logitech International SA1	593,000	28,604
Aspen Technology, Inc. (USA)[2]	247,900	25,348
Network International Holdings Plc[1,2]	4,699,765	24,596
Micron Technology, Inc.[2]	498,600	23,878
Temenos AG1	179,300	23,364
AAC Technologies Holdings Inc.[1]	4,670,559	22,404
Advanced Micro Devices, Inc.[2]	422,400	22,129
Intel Corp.	367,300	22,031
Largan Precision Co., Ltd.[1]	157,000	21,447
Amadeus IT Group SA, Class A, non-registered shares[1]	438,493	21,129
Globant SA2	162,000	18,738
SAP SE1	155,400	18,534
Hamamatsu Photonics KK1	392,000	17,173
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	3,605,165	16,326
VeriSign, Inc.[2]	66,899	14,015
Cabot Microelectronics Corp.	108,500	13,296
Elastic NV, non-registered shares[2]	207,100	13,283
New World Fund — Page 1 of 14

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
ON Semiconductor Corp.[2]	749,900	$12,032
KLA Corp.	72,300	11,864
Atlassian Corp. PLC, Class A2	73,125	11,370
STMicroelectronics NV1	254,000	6,612
TE Connectivity Ltd.	67,500	4,958
		6,464,694
Consumer discretionary 12.95%
Alibaba Group Holding Ltd.[1,2]	14,493,678	367,285
Alibaba Group Holding Ltd. (ADR)[2]	1,687,323	341,970
MercadoLibre, Inc.[2]	808,200	471,593
LVMH Moët Hennessy-Louis Vuitton SE1	786,607	304,251
Delivery Hero SE1,2	3,286,655	276,943
Naspers Ltd., Class N1	1,751,063	273,885
Meituan Dianping, Class B1,2	13,254,560	176,072
Hermès International[1]	233,786	171,266
EssilorLuxottica[1]	1,383,200	170,954
Booking Holdings Inc.[2]	109,400	161,974
Galaxy Entertainment Group Ltd.[1]	24,860,990	157,872
Marriott International, Inc., Class A	1,585,600	144,194
Sony Corp.[1]	2,146,000	137,677
Kering SA1	247,994	125,242
adidas AG1	544,272	124,583
Fast Retailing Co., Ltd.[1]	259,100	123,232
Evolution Gaming Group AB1,2	2,463,217	112,104
Jumbo SA1	5,625,631	88,300
General Motors Co.	3,758,000	83,766
NIKE, Inc., Class B	899,300	78,401
Zhongsheng Group Holdings Ltd.[1]	18,927,750	75,364
Melco Resorts & Entertainment Ltd. (ADR)	3,772,000	59,673
Central Retail Corp. PCL, foreign registered[1,2]	48,142,000	54,284
YUM! Brands, Inc.	608,600	52,601
Wynn Macau, Ltd.[1]	30,079,600	52,486
Industria de Diseño Textil, SA1	2,032,800	51,857
Suzuki Motor Corp.[1]	1,560,300	50,076
Gree Electric Appliances, Inc. of Zhuhai, Class A1	5,963,251	45,553
Sands China Ltd.[1,3]	10,550,685	42,423
Prosus NV1,2	558,500	42,393
Ferrari NV1	249,900	39,344
IDP Education Ltd.[1]	4,049,213	38,873
Bayerische Motoren Werke AG1	584,000	34,549
Domino’s Pizza, Inc.	87,000	31,488
Midea Group Co., Ltd., Class A1	3,946,874	29,690
Hyundai Motor Co.[1]	322,955	24,927
Shangri-La Asia Ltd.[1]	28,650,000	23,524
MakeMyTrip Ltd., non-registered shares[2]	1,536,500	22,679
Maruti Suzuki India Ltd.[1]	308,000	21,843
Vivo Energy PLC[1]	21,722,150	21,379
Peugeot SA1	1,382,675	19,845
Stars Group Inc.[2]	702,700	19,648
Li Ning Co. Ltd.[1]	6,044,500	18,923
China International Travel Service Corp. Ltd., Class A1	1,364,421	17,308
GVC Holdings PLC[1]	1,802,000	17,134
Daimler AG1	488,846	16,875
Lojas Americanas SA, ordinary nominative	4,325,761	16,172
New World Fund — Page 2 of 14

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
InterContinental Hotels Group PLC[1]	334,060	$15,230
Cie. Financière Richemont SA, Class A1	263,252	14,973
Ryohin Keikaku Co., Ltd.[1]	1,043,000	12,445
Samsonite International SA1	11,577,000	9,889
		4,885,012
Health care 11.72%
Thermo Fisher Scientific Inc.	1,138,120	380,906
AstraZeneca PLC[1]	3,091,700	324,333
Zai Lab Ltd. (ADR)[2,4]	4,028,500	252,668
Abbott Laboratories	2,728,500	251,268
Notre Dame Intermedica Participacoes SA	19,307,910	194,609
BioMarin Pharmaceutical Inc.[2]	2,044,213	188,109
Carl Zeiss Meditec AG, non-registered shares[1,2]	1,719,380	169,692
Asahi Intecc Co., Ltd.[1]	6,175,400	163,865
CSL Ltd.[1]	751,000	148,860
bioMérieux SA1	1,153,000	143,247
Shionogi & Co., Ltd.[1]	2,400,100	131,701
Jiangsu Hengrui Medicine Co., Ltd., Class A1,2	9,902,559	129,076
WuXi Biologics (Cayman) Inc.[1,2]	7,584,088	117,615
BeiGene, Ltd. (ADR)[2]	748,600	114,409
Koninklijke Philips NV (EUR denominated)[1]	2,605,584	113,565
Illumina, Inc.[2]	324,000	103,366
Novo Nordisk A/S, Class B1,3	1,549,622	98,950
Yunnan Baiyao Group Co., Ltd., Class A1	7,499,639	95,843
Novartis AG1	1,106,150	94,361
Hypera SA, ordinary nominative	17,264,266	92,323
Straumann Holding AG1	117,473	89,261
Pharmaron Beijing Co., Ltd., Class H1,2	5,516,000	43,581
Pharmaron Beijing Co., Ltd., Class A1	3,769,800	34,132
Pfizer Inc.	1,929,000	73,996
Hugel, Inc.[1,2,4]	227,797	72,027
PerkinElmer, Inc.	763,270	69,099
Alcon Inc.[1,2]	1,152,500	60,889
Bayer AG1	918,000	60,751
CanSino Biologics Inc., Class H1,2	2,730,097	57,944
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	5,508,430	53,806
Boston Scientific Corp.[2]	1,390,000	52,097
Danaher Corp.	309,900	50,656
Medtronic PLC	510,000	49,791
Teva Pharmaceutical Industries Ltd. (ADR)[2]	4,398,000	47,235
Grifols, SA, Class A, non-registered shares[1]	1,100,000	37,478
Grifols, SA, Class B (ADR)	401,870	8,158
WuXi AppTec Co., Ltd. Class H1,3	3,193,860	45,201
HOYA Corp.[1]	465,000	42,495
Zoetis Inc., Class A	284,000	36,724
OdontoPrev SA, ordinary nominative	12,997,400	35,852
Hangzhou Tigermed Consulting Co., Ltd., Class A1	2,929,251	31,871
Olympus Corp.[1,2]	1,685,700	26,844
Baxter International Inc.	156,400	13,885
Merck & Co., Inc.	148,000	11,742
Aier Eye Hospital Group Co., Ltd., Class A1	866,222	5,356
NMC Health PLC[1,5]	812,918	138
		4,419,775
New World Fund — Page 3 of 14

unaudited
Common stocks (continued) Financials 11.36%	Shares	Value (000)
Kotak Mahindra Bank Ltd.[1]	36,123,965	$648,999
AIA Group Ltd.[1]	56,081,600	510,480
HDFC Bank Ltd.[1]	31,192,941	412,088
HDFC Bank Ltd. (ADR)	984,400	42,674
B3 SA - Brasil, Bolsa, Balcao	38,891,500	274,777
Sberbank of Russia PJSC (ADR)[1]	16,208,425	172,957
Sberbank of Russia PJSC (ADR)	2,932,600	30,822
Ping An Insurance (Group) Co. of China, Ltd., Class H1	16,584,200	168,160
Ping An Insurance (Group) Co. of China, Ltd., Class A1	929,312	9,675
Capitec Bank Holdings Ltd.[1]	3,626,275	176,200
ICICI Bank Ltd.[1]	16,811,315	84,077
ICICI Bank Ltd. (ADR)	7,685,480	75,010
Société Générale[1]	9,906,489	155,074
XP Inc., Class A2	5,220,565	131,349
Bank Central Asia Tbk PT1	75,104,700	130,407
UniCredit SpA[1,2]	14,256,902	110,133
Bajaj Finance Ltd.[1]	3,388,000	102,753
Moody’s Corp.	413,600	100,877
HDFC Life Insurance Co. Ltd.[1,2]	13,955,000	92,023
PICC Property and Casualty Co. Ltd., Class H1	92,467,000	86,853
S&P Global Inc.	255,000	74,684
The People’s Insurance Co. (Group) of China Ltd., Class H1	209,971,000	67,601
Discovery Ltd.[1]	12,855,753	67,380
Fairfax Financial Holdings Ltd., subordinate voting shares	218,700	59,299
Banco Bilbao Vizcaya Argentaria, SA1	16,637,264	54,546
Hong Kong Exchanges and Clearing Ltd.[1]	1,674,000	53,664
China Construction Bank Corp., Class H1	56,491,000	45,546
Bank Rakyat Indonesia (Persero) Tbk PT1	237,337,500	43,356
Turkiye Garanti Bankasi AS1,2	30,909,700	36,421
China Merchants Bank Co., Ltd., Class H1	7,214,000	34,367
Vietnam Technological and Commercial Joint Stock Bank[1,2]	37,929,165	29,545
Akbank TAS[1,2]	35,360,000	29,472
Moscow Exchange MICEX-RTS PJSC[1]	15,838,268	25,685
TCS Group Holding PLC (GDR)[1]	1,245,160	17,328
TCS Group Holding PLC (GDR)[1,6]	264,560	3,682
BB Seguridade Participações SA	3,569,500	17,428
Chubb Ltd.	156,000	16,850
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	28,684,509	15,972
Axis Bank Ltd.[1,6]	2,786,000	14,187
Bank of the Philippine Islands[1]	10,761,000	12,321
Kasikornbank PCL, foreign registered[1]	4,469,500	11,825
Alpha Bank SA1,2	13,799,771	10,138
Credicorp Ltd.	64,000	9,537
AU Small Finance Bank Ltd.[1]	1,217,000	8,701
FirstRand Ltd.[1]	2,172,572	4,750
Remgro Ltd.[1]	321,000	2,375
		4,282,048
Communication services 9.07%
Tencent Holdings Ltd.[1]	15,478,200	821,167
Alphabet Inc., Class C2	377,661	509,337
Alphabet Inc., Class A2	77,800	104,773
Facebook, Inc., Class A2	2,781,400	569,380
Sea Ltd., Class A (ADR)[2]	4,107,224	228,279
América Móvil, SAB de CV, Series L (ADR)	16,091,786	193,745
New World Fund — Page 4 of 14

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
América Móvil, SAB de CV, Series L3	3,967,600	$2,404
Netflix, Inc.[2]	424,900	178,394
Yandex NV, Class A2	3,595,723	135,846
Activision Blizzard, Inc.	2,031,600	129,474
Electronic Arts Inc.[2]	643,200	73,492
Bharti Infratel Ltd.[1]	31,555,426	72,979
China Tower Corp. Ltd., Class H1,2	325,622,000	72,650
JOYY Inc., Class A (ADR)[2]	1,040,000	63,398
Vodafone Group PLC[1]	42,513,300	60,116
Bharti Airtel Ltd.[1,2]	5,784,638	39,315
SoftBank Group Corp.[1]	899,900	38,489
Ubisoft Entertainment SA1,2	472,000	35,169
HUYA, Inc. (ADR)[2]	2,118,200	34,378
Z Holding Corp.[1]	5,539,000	21,427
JCDecaux SA1	1,000,000	20,752
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	57,520,000	13,519
		3,418,483
Consumer staples 6.62%
Kweichow Moutai Co., Ltd., Class A1	3,260,452	576,947
Nestlé SA1	2,753,296	290,847
Pernod Ricard SA1	736,545	112,385
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	5,448,734	94,009
Carlsberg A/S, Class B1	717,838	90,618
Reckitt Benckiser Group PLC[1]	1,028,200	85,918
Coca-Cola Co.	1,791,600	82,217
Raia Drogasil SA, ordinary nominative	4,087,000	78,750
British American Tobacco PLC[1]	1,923,800	74,710
Anheuser-Busch InBev SA/NV1	1,420,696	65,945
Bid Corp. Ltd.[1]	4,614,000	60,202
Avenue Supermarts Ltd.[1,2]	1,827,432	57,168
Mondelez International, Inc.	1,104,300	56,805
WH Group Ltd.[1]	56,415,500	54,002
Kirin Holdings Co., Ltd.[1]	2,684,600	51,723
Uni-Charm Corp.[1]	1,366,500	50,061
Unilever NV (EUR denominated)[1]	987,031	49,340
United Spirits Ltd.[1,2]	6,587,634	46,885
AAK AB1	2,780,000	45,638
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	36,615
Wal-Mart de México, SAB de CV, Series V	2,595,000	6,242
Japan Tobacco Inc.[1]	2,166,800	40,502
ITC Ltd.[1]	15,000,000	35,879
Estée Lauder Companies Inc., Class A	170,800	30,129
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1,2	7,365,000	30,048
Shiseido Co., Ltd.[1]	440,300	25,973
Kimberly-Clark de México, SAB de CV, Class A	17,813,978	25,160
L’Oréal SA, non-registered shares[1,2]	83,828	24,396
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A1	3,468,887	23,008
Associated British Foods PLC[1]	938,600	22,395
Herbalife Nutrition Ltd.[2]	545,700	20,382
Diageo PLC[1]	580,600	20,126
Chengdu Hongqi Chain Co., Ltd.[1]	14,108,171	19,706
Fomento Económico Mexicano, SAB de CV3	2,970,920	19,202
Danone SA1	272,455	18,901
JBS SA, ordinary nominative	3,341,374	14,649
New World Fund — Page 5 of 14

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
China Mengniu Dairy Co.[1]	3,978,000	$14,007
McCormick & Co., Inc., nonvoting shares	84,000	13,175
Coca-Cola FEMSA, SAB de CV, units[3]	2,600,000	10,475
Budweiser Brewing Co., APAC Ltd.[1,2]	3,700,000	9,948
Masan Group Corp.[1,2]	3,080,000	7,731
PepsiCo, Inc.	30,100	3,982
		2,496,801
Materials 6.05%
Vale SA, ordinary nominative	14,303,562	117,997
Vale SA, ordinary nominative (ADR)	13,650,364	112,616
Sika AG1	946,536	156,778
Asian Paints Ltd.[1]	6,395,229	148,774
UPM-Kymmene Oyj[1]	5,350,579	148,269
First Quantum Minerals Ltd.	16,880,800	103,083
Gerdau SA (ADR)[3]	44,374,100	95,404
Shin-Etsu Chemical Co., Ltd.[1]	761,900	84,413
Freeport-McMoRan Inc.	9,113,208	80,470
Linde PLC	383,500	70,560
Chr. Hansen Holding A/S1	794,396	68,534
Givaudan SA1	20,171	67,624
AngloGold Ashanti Ltd. (ADR)	2,183,978	53,267
AngloGold Ashanti Ltd.[1]	554,107	13,608
Rio Tinto PLC[1]	1,376,000	63,952
Koninklijke DSM NV1	505,000	61,916
Shree Cement Ltd.[1]	235,995	61,627
Barrick Gold Corp. (CAD denominated)	1,246,000	32,073
Barrick Gold Corp.	905,000	23,277
LafargeHolcim Ltd.[1]	1,274,720	52,947
Arkema SA1	592,600	49,224
Umicore SA1	1,117,163	48,306
UPL Ltd.[1]	7,568,009	41,833
BHP Group PLC[1]	2,478,000	41,617
Air Liquide SA, non-registered shares[1]	323,357	41,180
CCL Industries Inc., Class B, nonvoting shares	1,274,000	39,823
Akzo Nobel NV1	464,888	35,292
Yara International ASA[1]	1,013,000	34,610
BASF SE1	637,700	32,780
LANXESS AG1	612,000	30,292
Celanese Corp.	347,400	28,858
Alrosa PJSC[1]	33,822,582	28,387
Loma Negra Compania Industrial Argentina SA (ADR)[2,4]	7,675,388	27,785
SIG Combibloc Group AG1	1,570,000	25,286
Air Products and Chemicals, Inc.	109,000	24,588
Johnson Matthey PLC[1]	950,000	23,871
Wheaton Precious Metals Corp. (CAD denominated)	611,200	23,224
Amcor PLC (CDI)[1]	2,116,000	19,206
Kansai Paint Co., Ltd.[1]	891,638	17,031
Dow Inc.	417,600	15,322
Asahi Kasei Corp.[1]	1,659,500	11,728
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	2,069,997	11,124
Turquoise Hill Resources Ltd.[2]	20,462,000	10,333
Evonik Industries AG1	64,000	1,583
		2,280,472
New World Fund — Page 6 of 14

unaudited
Common stocks (continued) Industrials 5.49%	Shares	Value (000)
Shanghai International Airport Co., Ltd., Class A1	32,985,788	$325,640
Airbus SE, non-registered shares[1,2]	3,295,297	209,495
CCR SA, ordinary nominative	75,904,782	172,387
Nidec Corp.[1]	2,353,400	136,693
Safran SA1	1,467,277	135,635
SMC Corp.[1]	250,199	114,396
International Container Terminal Services, Inc.[1]	54,681,000	96,563
DSV Panalpina A/S1	862,418	89,155
Guangzhou Baiyun International Airport Co. Ltd., Class A1	35,765,673	78,688
Rumo SA2	19,819,524	72,129
Wizz Air Holdings PLC[1,2]	1,953,188	70,790
Fortive Corp.	980,000	62,720
Airports of Thailand PCL, foreign registered[1]	30,288,000	57,782
TransDigm Group Inc.	153,000	55,551
Jardine Matheson Holdings Ltd.[1]	1,119,400	48,916
Spirax-Sarco Engineering PLC[1]	371,000	40,825
Daikin Industries, Ltd.[1]	304,300	39,442
Koc Holding AS, Class B1	17,055,000	37,466
Deere & Co.	214,200	31,072
Experian PLC[1]	1,031,000	30,889
Air Lease Corp., Class A	1,101,100	28,794
Rational AG1	51,800	25,036
Epiroc AB, Class B1	2,302,349	22,806
IMCD NV1	202,500	17,933
Atlas Copco AB, Class B1	561,000	17,512
Boeing Co.	123,100	17,360
Ryanair Holdings PLC (ADR)[2]	213,200	13,532
Aeroflot - Russian Airlines PJSC[1]	8,465,000	8,657
DP World PLC[1]	447,793	7,154
Techtronic Industries Co. Ltd.[1]	307,000	2,281
DKSH Holding AG1,2	20,503	1,159
		2,068,458
Energy 3.57%
Reliance Industries Ltd.[1]	34,857,114	676,335
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	52,105,598	360,050
Royal Dutch Shell PLC, Class B1	3,982,465	64,643
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	381,744	6,382
Royal Dutch Shell PLC, Class B (ADR)	198,200	6,336
Rosneft Oil Co. PJSC (GDR)[1]	16,710,800	75,053
INPEX Corp.[1]	4,783,700	30,487
Schlumberger Ltd.	1,577,400	26,532
Noble Energy, Inc.	2,173,000	21,317
TOTAL SA1	509,906	18,386
Chevron Corp.	186,100	17,121
China Oilfield Services Ltd., Class H1	16,922,000	13,042
BP PLC[1]	3,200,000	12,636
Exxon Mobil Corp.	225,200	10,465
United Tractors Tbk PT1	6,250,000	6,840
		1,345,625
Utilities 2.18%
China Gas Holdings Ltd.[1]	76,146,266	277,951
ENN Energy Holdings Ltd.[1]	20,940,300	232,756
China Resources Gas Group Ltd.[1]	19,558,000	109,544
New World Fund — Page 7 of 14

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
AES Corp.	4,510,000	$59,757
Enel SpA[1]	8,394,776	57,472
Equatorial Energia SA, ordinary nominative	15,410,000	51,944
ENGIE SA1	3,062,875	33,273
		822,697
Real estate 2.00%
ESR Cayman Ltd.[1,2]	83,015,421	182,216
American Tower Corp. REIT	524,400	124,807
CK Asset Holdings Ltd.[1]	15,423,000	95,355
Embassy Office Parks REIT[1]	18,328,005	89,971
China Overseas Land & Investment Ltd.[1]	21,856,000	78,779
Ayala Land, Inc.[1]	88,803,200	54,300
BR Malls Participacoes SA, ordinary nominative	26,899,734	49,665
Longfor Group Holdings Ltd.[1]	8,504,500	42,148
Shimao Property Holdings Ltd.[1]	9,051,000	36,301
		753,542
Total common stocks (cost: $27,221,413,000)		33,237,607
Preferred securities 0.84% Consumer discretionary 0.25%
Volkswagen AG, nonvoting preferred shares[1]	460,000	64,552
Lojas Americanas SA, preferred nominative	6,307,026	28,857
		93,409
Health care 0.17%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,009,716	62,369
Energy 0.12%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	3,451,500	23,021
Petróleo Brasileiro SA (Petrobras), preferred nominative	6,797,200	22,562
		45,583
Industrials 0.10%
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	10,906,600	24,870
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[3]	944,799	4,356
Azul SA, preferred nominative (ADR)[2]	797,225	7,621
		36,847
Consumer staples 0.08%
Henkel AG & Co. KGaA, nonvoting preferred shares[1,2]	353,500	31,509
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	575,000	20,025
Financials 0.04%
Itaúsa - Investimentos Itaú SA, preferred nominative	6,560,700	10,858
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,440,000	6,063
		16,921
New World Fund — Page 8 of 14

unaudited
Preferred securities (continued) Materials 0.03%	Shares	Value (000)
Gerdau SA, preferred nominative	4,713,800	$10,177
Real estate 0.00%
Ayala Land, Inc., preferred shares[1,2,5]	30,910,900	—[7]
Total preferred securities (cost: $370,696,000)		316,840
Rights & warrants 0.59% Health care 0.47%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,6]	6,693,540	96,187
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,6]	13,126,917	81,169
		177,356
Consumer staples 0.12%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,6]	2,610,700	45,043
Total rights & warrants (cost: $124,632,000)		222,399
Bonds, notes & other debt instruments 3.45% Bonds & notes of governments & government agencies outside the U.S. 3.12%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[6]	$22,000	22,425
Angola (Republic of) 9.50% 2025	9,700	4,635
Angola (Republic of) 8.25% 2028	3,470	1,544
Angola (Republic of) 8.00% 2029[6]	30,500	13,572
Angola (Republic of) 8.00% 2029	4,830	2,149
Argentina (Central Bank of) 1.40% 2023[8]	ARS375,359	2,532
Argentine Republic 4.625% 2023	$5,320	1,516
Argentine Republic 7.50% 2026[9]	22,710	6,132
Argentine Republic 6.875% 2027	9,320	2,377
Argentine Republic 5.875% 2028	13,495	3,462
Argentine Republic 6.625% 2028	12,832	3,240
Argentine Republic 8.28% 2033[10]	10,333	3,648
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[11]	71,900	23,015
Argentine Republic 6.875% 2048	39,820	9,408
Armenia (Republic of) 7.15% 2025	6,000	6,418
Bahrain (Kingdom of) 6.75% 2029[6]	6,450	6,278
Belarus (Republic of) 6.875% 2023	7,000	6,872
Buenos Aires (City of) 8.95% 2021	4,519	3,637
Cameroon (Republic of) 9.50% 2025	26,837	23,214
Colombia (Republic of) 4.50% 2029	13,425	13,627
Colombia (Republic of) 7.375% 2037	10,950	13,671
Costa Rica (Republic of) 6.125% 2031[6]	15,200	12,331
Dominican Republic 7.50% 2021	7,633	7,614
Dominican Republic 5.50% 2025[6]	7,000	6,596
Dominican Republic 10.375% 2026	DOP289,000	4,735
Dominican Republic 11.00% 2026	121,900	2,060
Dominican Republic 11.00% 2026	61,700	1,048
Dominican Republic 5.95% 2027	$7,820	7,104
Dominican Republic 8.625% 2027[6]	4,950	5,072
Dominican Republic 11.25% 2027	DOP263,100	4,455
Dominican Republic 6.00% 2028[6]	$4,360	3,962
Dominican Republic 11.375% 2029	DOP195,700	3,196
New World Fund — Page 9 of 14

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.45% 2044[6]	$14,050	$12,856
Dominican Republic 7.45% 2044	5,700	5,216
Dominican Republic 6.85% 2045[6]	2,000	1,750
Dominican Republic 5.875% 2060[6]	10,273	8,321
Egypt (Arab Republic of) 5.625% 2030	€3,225	2,921
Egypt (Arab Republic of) 8.50% 2047	$10,000	8,984
Egypt (Arab Republic of) 8.15% 2059[6]	15,000	13,141
Ethiopia (Federal Democratic Republic of) 6.625% 2024	27,000	23,568
Gabonese Republic 6.375% 2024	30,200	21,890
Guatemala (Republic of) 4.375% 2027	6,715	6,696
Honduras (Republic of) 8.75% 2020	5,059	5,034
Honduras (Republic of) 6.25% 2027	19,495	18,423
Indonesia (Republic of) 4.75% 2026[6]	26,740	29,007
Indonesia (Republic of) 6.625% 2037	8,612	10,979
Indonesia (Republic of) 5.25% 2042	18,644	21,272
Iraq (Republic of) 6.752% 2023	24,200	18,513
Jordan (Hashemite Kingdom of) 6.125% 2026[6]	5,130	5,068
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	21,135	20,325
Kazakhstan (Republic of) 5.125% 2025[6]	9,750	10,890
Kazakhstan (Republic of) 5.125% 2025	5,700	6,366
Kazakhstan (Republic of) 6.50% 2045[6]	7,865	10,480
Kenya (Republic of) 6.875% 2024	15,875	14,653
Kenya (Republic of) 6.875% 2024[6]	5,175	4,777
Kenya (Republic of) 8.25% 2048[6]	29,120	26,230
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR31,000	7,794
Malaysia (Federation of), Series 0418, 4.893% 2038	18,100	5,053
Nigeria (Republic of) 6.375% 2023	$17,825	15,384
Nigeria (Republic of) 6.375% 2023[6]	1,095	945
Nigeria (Republic of) 6.50% 2027	4,600	3,508
Nigeria (Republic of) 7.625% 2047	8,000	5,912
Oman (Sultanate of) 5.625% 2028	29,800	22,838
Pakistan (Islamic Republic of) 5.50% 2021[6]	9,437	8,957
Pakistan (Islamic Republic of) 5.50% 2021	5,208	4,943
Pakistan (Islamic Republic of) 8.25% 2024	7,355	6,976
Pakistan (Islamic Republic of) 8.25% 2025[6]	9,222	8,581
Pakistan (Islamic Republic of) 6.875% 2027[6]	14,600	12,743
Panama (Republic of) 3.75% 2026[6]	20,790	21,174
Panama (Republic of) 4.50% 2047	15,445	17,316
Panama (Republic of) 4.50% 2050	4,525	5,102
Panama (Republic of) 4.30% 2053	6,400	7,008
Paraguay (Republic of) 5.00% 2026	5,560	5,782
Paraguay (Republic of) 5.00% 2026[6]	4,475	4,654
Paraguay (Republic of) 4.70% 2027[6]	8,790	9,054
Paraguay (Republic of) 4.70% 2027	5,500	5,665
Peru (Republic of) 6.55% 2037	10,417	15,012
Peru (Republic of) 5.625% 2050	1,240	1,860
PETRONAS Capital Limited 3.50% 2030[6]	3,400	3,565
PETRONAS Capital Limited 4.55% 2050[6]	3,400	3,709
Philippines (Republic of) 2.457% 2030	6,700	6,849
Philippines (Republic of) 2.95% 2045	13,400	13,795
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[6]	3,045	3,075
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[6]	1,330	1,446
Qatar (State of) 4.50% 2028[6]	45,000	51,423
Qatar (State of) 3.75% 2030[6]	6,200	6,783
Romania 2.00% 2032	€18,275	17,022
New World Fund — Page 10 of 14

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 5.125% 2048[6]	$20,600	$22,002
Russian Federation 6.50% 2024	RUB1,450,000	20,248
Russian Federation 4.375% 2029[6]	$10,000	11,064
Russian Federation 4.375% 2029	4,000	4,426
Russian Federation 6.90% 2029	RUB975,000	14,046
Russian Federation 5.10% 2035	$18,000	21,155
Russian Federation 5.25% 2047	12,000	14,890
Saudi Arabia (Kingdom of) 3.625% 2028[6]	9,000	9,455
Senegal (Republic of) 4.75% 2028	€13,200	12,555
South Africa (Republic of) 5.875% 2030	$28,100	25,917
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,225
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	14,000	8,820
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	1,986
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	10,530	6,108
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	9,756
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	5,360	3,082
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]	7,500	4,387
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	4,740	2,772
Tunisia (Republic of) 6.75% 2023	€1,830	1,736
Tunisia (Republic of) 5.625% 2024	5,895	5,381
Tunisia (Republic of) 5.75% 2025	$5,575	4,700
Turkey (Republic of) 6.00% 2041	16,795	13,519
Turkey (Republic of) 5.75% 2047	31,345	23,934
Ukraine 7.75% 2027	42,200	38,813
Ukraine 9.75% 2028	6,200	6,096
Ukraine 7.375% 2032	29,200	25,995
United Mexican States 3.90% 2025	4,930	4,979
United Mexican States 4.75% 2032	10,480	10,590
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	870	74
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	15,668	1,332
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	12,912	1,098
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	1,162	99
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	18,851	1,602
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	4,062	345
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	1,741	148
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	870	74
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	2,321	197
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	4,346	369
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	1,449	123
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	1,448	123
		1,178,054
Corporate bonds & notes 0.33% Energy 0.09%
Gazprom OJSC 6.51% 2022[6]	5,410	5,756
Petrobras Global Finance Co. 8.75% 2026	14,800	16,428
Petrobras Global Finance Co. 6.85% 2115	4,340	4,101
Petróleos Mexicanos 6.875% 2026	8,024	6,680
Petróleos Mexicanos 6.49% 2027	2,300	1,877
		34,842
New World Fund — Page 11 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities 0.08%	Principal amount (000)	Value (000)
Empresas Publicas de Medellin E.S.P. 4.25% 2029[6]	$4,980	$4,720
State Grid Overseas Investment Ltd. 3.50% 2027[6]	14,225	15,539
State Grid Overseas Investment Ltd. 4.25% 2028	7,500	8,698
		28,957
Financials 0.06%
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[11]	4,600	4,125
BBVA Bancomer SA 6.50% 2021[6]	787	805
HSBK (Europe) BV 7.25% 2021[6]	11,150	11,338
VEB Finance Ltd. 6.902% 2020	5,300	5,344
		21,612
Materials 0.04%
Braskem Idesa Sapi 7.45% 2029[6]	5,000	3,785
CSN Resources SA 7.625% 2023	15,900	12,564
		16,349
Industrials 0.04%
DP World Crescent 4.848% 2028[6]	11,175	10,803
Lima Metro Line 2 Finance Ltd. 5.875% 2034[6]	3,035	3,417
		14,220
Communication services 0.02%
Tencent Holdings Ltd. 3.975% 2029	6,300	7,113
Total corporate bonds & notes		123,093
Total bonds, notes & other debt instruments (cost: $1,469,448,000)		1,301,147
Short-term securities 6.76% Money market investments 6.76%	Shares
Capital Group Central Cash Fund 0.52%[12]	25,314,266	2,532,186
RBC U.S. Government Money Market Fund 0.21%[12,13]	7,000,000	7,000
State Street Institutional U.S. Government Money Market Fund 0.22%[12,13]	5,000,000	5,000
Blackrock FedFund 0.21%[12,13]	2,000,000	2,000
Goldman Sachs Financial Square Government Fund 0.25%[12,13]	2,000,000	2,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.20%[12,13]	1,575,112	1,575
Fidelity Institutional Money Market Funds - Government Portfolio 0.16%[12,13]	800,000	800
		2,550,561
Total short-term securities (cost: $2,549,675,000)		2,550,561
Total investment securities 99.79% (cost: $31,735,864,000)		37,628,554
Other assets less liabilities 0.21%		78,572
Net assets 100.00%		$37,707,126
New World Fund — Page 12 of 14

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2020 (000)
Purchases (000)	Sales (000)
MYR70,687	USD16,276	JPMorgan Chase	5/4/2020	$158
USD16,403	MYR70,687	JPMorgan Chase	5/4/2020	(32)
USD25,189	CNH178,711	Standard Chartered Bank	6/5/2020	(36)
USD50,007	EUR45,310	Goldman Sachs	6/19/2020	302
EUR6,650	USD7,226	Morgan Stanley	6/19/2020	69
EUR930	USD1,054	UBS AG	6/19/2020	(34)
EUR1,680	USD1,881	Citibank	6/19/2020	(38)
				$389
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $20,344,975,000, which represented 53.96% of the net assets of the fund. This amount includes $20,078,706,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $18,173,000, which represented .05% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $692,529,000, which represented 1.84% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Step bond; coupon rate may change at a later date.
[12]	Rate represents the seven-day yield at 4/30/2020.
[13]	Security purchased with cash collateral from securities on loan.
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
CNH = Chinese yuan renminbi
DOP = Dominican pesos
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MYR = Malaysian ringgits
RUB = Russian rubles
USD/$ = U.S. dollars
New World Fund — Page 13 of 14

unaudited
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-036-0620O-S73147	New World Fund — Page 14 of 14

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2020